Related Party Transactions (Details Narrative) - PELICAN ACQUISITION CORPORATION - USD ($)					12 Months Ended
	May 05, 2025	Apr. 04, 2025	Jan. 10, 2025	Aug. 22, 2024	Jan. 31, 2026	Apr. 28, 2025	Jan. 31, 2025	Aug. 13, 2024
Related Party Transaction [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period					375,000
Founder Shares issued					2,875,000
Founder Shares outstanding					2,875,000
Debt Instrument, Face Amount				$ 200,000		$ 500,000
Outstanding loan balance					$ 0		$ 200,000
Due to related party					10,200		(0)	$ 250,000
Working capital loans					1,500,000
Borrowings					0		$ 0
Administrative Fees Expense					15,000
Monthly fee		$ 20,000	$ 20,000
Payment to sponsor					165,806
Other Prepaid Expense, Current					65,806
Retainer payments								100,000
Retainer fee								50,000
Initial filing fee								50,000
Legal fee			$ 100,000		160,000
Outstanding balance					350,000
Flat fee					10,000
Prepaid Expense and Other Assets					80,000
Other Accrued Liabilities, Noncurrent					$ 80,000
Related party transactions description	On May 5, 2025, the Company engaged Celine to represent it in all corporate and securities compliance matters in connection with its initial business combination and agrees to pay the following fees: (i) an initial retainer fee of $50,000; (ii) $50,000 upon execution of the Business Combination Agreement (BCA) related to the SPAC merger; (iii) $50,000 upon filing Form F-4 with the SEC; (iv) $50,000 upon receipt of SEC comments and providing corresponding responses; and (v) an closing fee of $50,000. As of January 31, 2026, the Company incurred $200,000 in legal fees, of which $100,000 was paid and unpaid $100,000 was included in the accrued expenses on the accompanying balance sheets as of January 31, 2026.
Mr Hui Chen [Member]
Related Party Transaction [Line Items]
Due to related party								$ 350,000
Founder [Member]
Related Party Transaction [Line Items]
Issuance of common shares				2,875,000
Stock Issued During Period, Value, New Issues				$ 25,000
Shares Issued, Price Per Share				$ 0.0087